Selected Statements of Operations Data (Details 2) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Schedule of revenues from sales to unaffiliated customers
Revenues	$ 14,592	$ 21,542
United States [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	8,163	12,691
Japan [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	3,459
Philippines [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	767	5,566
Latin America [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	1,086	1,955
Other [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	$ 1,117	$ 1,330